Derivative liabilities - Additional information (Details) - USD ($)										3 Months Ended	9 Months Ended
	Dec. 19, 2025	Aug. 15, 2025	Jan. 14, 2025	Sep. 16, 2024	Dec. 21, 2023	Sep. 20, 2023	Aug. 02, 2023	Jun. 16, 2023	Nov. 23, 2020	May 31, 2025	May 31, 2026	May 31, 2025	Aug. 31, 2025	Dec. 13, 2023
Derivative liabilities
Number of warrants to purchase voting common shares issued	40,015	442	68	14	1	2	7	3
Warrants term	5 years	5 years	5 years 6 months	5 years	5 years	3 years	3 years	3 years	5 years
Exercise price of warrants	$ 150	$ 1,000	$ 6,000	$ 45,000	$ 567,000	$ 2,187,000	$ 2,187,000	$ 2,187,000						$ 567,000
Agreed to reduce warrant issued														12
Derivative financial liabilities											$ 40,651		$ 125,227
Shares issue related costs										$ 0	$ 440,584	$ 343,163
Warrant issued
Derivative liabilities
Number of warrants to purchase voting common shares issued			593
Warrants term			5 years 6 months
Exercise price of warrants			$ 6,000